ROGÉ PARTNERS FUNDS TRUST

630 Johnson Avenue, Suite 103

Bohemia, New York 11716

November 2, 2005

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:  Re:  Rogé Partners Funds Trust (SEC File Nos: 333-114860 and 811-21571)

       CIK No. 0001288607

Dear Sir or Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 2 to the Registration Statement, electronically filed with the Securities and Exchange Commission on October 28, 2005.

                                                            Sincerely yours,

Rogé Partners Funds Trust

By:_/s/ Steven Rogé _______

Steven Rogé, President